Acquisitions (Tables)	12 Months Ended
Mar. 31, 2022
Daiwa SB Investments Ltd [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid
The fair values of assets and liabilities of DSBI at the date of acquisition and the consideration paid were as follows:

At April 1, 2019
(In millions)
Assets: (1)
Cash and deposits with banks	¥22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284

Total assets	¥65,179

Liabilities	¥18,038

Net assets	¥47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(23,093)

Net assets acquired	24,048
Goodwill	17,022

Consideration	¥41,070

Consideration:
Fair value of total consideration transferred	¥959
Fair value of the equity interest in DSBI held before the acquisition	40,111

Total	¥41,070

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥9

(1)
The fair value of DSBI’s assets at the date of acquisition included the outstanding balance arising from the transactions made between the Group and DSBI, which included deposits with the Group amounting to ¥21 billion.

Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2020 were as follows:

For the fiscal year ended March 31, 2020
(In millions)
Cash consideration paid	¥(17,797)
Cash and cash equivalents transferred as a result of the acquisitions	1,855

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(15,942)

Fullerton India Credit Company Limited Member [Member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

At November 30, 2021
(In millions)
Assets:
Cash and deposits with banks	¥37,495
Loans and advances	306,413
All other assets	58,612

Total assets	¥402,520

Liabilities:
Borrowings	¥176,075
Debt securities in issue	135,445
All other liabilities	22,752

Total liabilities	¥334,272

Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable assets	(17,130)

Net assets acquired	51,118
Goodwill	179,197

Consideration	¥230,315

Consideration (1) :
Cash	¥230,315

Total	¥230,315

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥2,093

(1)
A contingent consideration is included in the contract, and payable upon a specific performance indicator of Fullerton India. As a result of estimating the indicator, the Group does not recognize the contingent consideration.

Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2022 were as follows:

For the fiscal year ended March 31, 2022
(In millions)
Cash consideration paid	¥(230,315)
Cash and cash equivalents transferred as a result of the acquisitions	14,621

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(215,694)